Share-Based Compensation and Equity - Director Deferred Shares Activity (Details) - Director Deferred Shares [Member] - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-employee director deferred shares vested and outstanding	0.1
Granted, Weighted-average grant-date fair value			$ 29.73
Aggregate intrinsic value of deferred shares released	$ 0.2	$ 0.1	$ 1.0
Total fair value of deferred shares vested	$ 0.0	$ 0.9	$ 1.1
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	6 months
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	12 months